United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Shares			Value
		U.S. TREASURY—94.2%
		U.S. Treasury Bonds—32.0%
2,577,575		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,331,371
2,034,220		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,229,080
7,354,750		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,452,216
828,060		U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,042,903
		TOTAL	14,055,570
		U.S. Treasury Notes—62.2%
4,696,425		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	4,856,672
6,069,840		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,247,016
2,053,920		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,045,335
2,037,200		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	2,074,761
3,047,760		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	3,155,116
1,521,716		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	1,666,933
5,496,350		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	6,003,582
1,160,886		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,299,285
		TOTAL	27,348,700
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,658,653)	41,404,270
		INVESTMENT COMPANIES—4.7%[1]
1,267,641	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	1,267,641
118,412		High Yield Bond Portfolio	796,911
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,044,489)	2,064,552
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $42,703,142)[3]	43,468,822
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	466,790
		TOTAL NET ASSETS—100%	$43,935,612
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Long Bond Short Futures	100	$13,718,750	September 2014	$(101,006)
The average notional value of short futures contracts held by the Fund throughout the period was $14,683,457. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At June 30, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 6/30/2014[6]	0.73%
Notional Amount	$18,000,000
Market Value	$387,391
Upfront Premiums Paid/(Received)	$204,278
Unrealized Appreciation	$183,113
1

The average notional amount of credit default swap contracts held by the Fund throughout the period was $20,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	At June 30, 2014, the cost of investments for federal tax purposes was $42,703,142. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from futures contracts and; (b) swap contracts was $765,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $765,680.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
2

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$41,404,270	$—	$41,404,270
Investment Companies[1]	2,064,552	—	—	2,064,552
TOTAL SECURITIES	$2,064,552	$41,404,270	$—	$43,468,822
OTHER FINANCIAL INSTRUMENTS[2]	$(101,006)	$387,391	$—	$286,385
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
The following acronym is used throughout this portfolio:
TIPS	—Treasury Inflation Protected Notes
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$314,820		FHLMC ARM 781523, 2.354%, 5/01/2034	$333,593
446,248		FHLMC ARM 848194, 2.486%, 8/01/2035	475,039
311,134		FHLMC ARM 848746, 2.485%, 7/01/2034	331,411
390,600		FHLMC ARM 1H2662, 2.575%, 5/01/2036	417,005
		TOTAL	1,557,048
		Federal National Mortgage Association ARM—0.1%
144,686		FNMA ARM 745059, 2.068%, 9/01/2035	152,462
249,563		FNMA ARM 881959, 2.210%, 2/01/2036	264,391
119,894		FNMA ARM 810320, 2.472%, 4/01/2034	128,454
		TOTAL	545,307
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,083,545)	2,102,355
		CORPORATE BONDS—17.0%
		Automotive—1.8%
1,050,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.730%, 10/7/2016	1,058,627
2,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	2,038,768
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 0.800%, 12/6/2017	2,003,006
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	763,522
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.934%, 9/26/2016	755,390
5,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	5,293,750
		TOTAL	11,913,063
		Building Materials—1.2%
7,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	8,340,625
		Cable Satellite—0.3%
2,000,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	2,055,000
		Chemicals—0.1%
500,000		Ashland, Inc., 3.00%, 3/15/2016	512,500
		Consumer Cyclical Services—0.5%
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,112,500
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,056,250
		TOTAL	3,168,750
		Consumer Products—0.4%
2,450,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	2,514,313
		Financial Institutions—2.5%
1,000,000		Ally Financial, Inc., 2.908%, 7/18/2016	1,027,384
2,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.885%, 2/1/2019	2,015,756
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.266%, 1/15/2019	1,013,960
1,950,000		Bank of America Corp., Sr. Unsecd. Note, 1.103%, 4/1/2019	1,964,914
2,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,091,250
2,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.324%, 11/15/2018	2,029,464
2,000,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 1.111%, 9/24/2018	2,026,218
1,350,000		Huntington National Bank, Floating Rate Note—Sr. Note, Series FRN, 0.654%, 4/24/2017	1,351,879
2,000,000		International Lease Finance Corp., 2.181%, 6/15/2016	2,020,000
1,000,000		U.S. Bancorp, Floating Rate Note—Sr. Note, Series MTN, 0.714%, 11/15/2018	1,005,822

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$300,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 0.984%, 9/26/2016	$303,169
		TOTAL	16,849,816
		Food & Beverage—1.6%
2,500,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,656,250
3,462,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,612,078
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.745%, 2/1/2019	998,881
1,000,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	1,100,000
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,143,000
		TOTAL	10,510,209
		Gaming—0.3%
2,000,000	[1,2]	GLP Capital LP / GLP Financing II, Inc., Series 144A, 4.375%, 11/1/2018	2,070,000
		Health Care—1.3%
4,000,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	4,275,000
1,500,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,623,750
2,900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	3,077,625
		TOTAL	8,976,375
		Independent Energy—1.1%
2,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.864%, 9/26/2018	2,020,518
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	503,750
1,200,000		Chesapeake Energy Corp., 3.467%, 4/15/2019	1,214,250
3,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	3,885,000
		TOTAL	7,623,518
		Industrial - Other—0.4%
1,500,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,531,875
1,000,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	1,061,300
		TOTAL	2,593,175
		Media Entertainment—0.3%
1,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,835,625
		Oil Field Services—0.1%
844,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	858,770
		Packaging—0.8%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 1.000%, 12/15/2019	2,005,000
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	527,962
1,250,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,284,375
1,500,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	1,541,250
		TOTAL	5,358,587
		Pharmaceuticals—0.3%
1,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,728,000
		Retailers—1.1%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,071,250
1,750,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	1,795,937
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,568,750
		TOTAL	7,435,937
		Technology—1.4%
1,000,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,037,500
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,493,500
2,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,622,500
1,000,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,055,500
		TOTAL	9,209,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—1.5%
$6,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	$6,719,700
3,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.002%, 6/17/2019	3,040,092
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.981%, 9/14/2018	433,010
		TOTAL	10,192,802
		TOTAL CORPORATE BONDS (IDENTIFIED COST $112,266,155)	113,746,065
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.951%, 1/7/2025	301,076
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.802%, 5/15/2018	125,175
300,000		Smart Trust 2013-2US, Class A4B, 0.702%, 2/14/2019	300,713
		TOTAL	726,964
		Credit Card—0.2%
1,500,000		American Express Credit Account Master 2013-1, Class B, 0.852%, 2/16/2021	1,513,886
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.552%, 10/15/2031	1,949,955
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,190,805
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.202%, 7/15/2046	605,466
		Federal Home Loan Mortgage Corporation—3.3%
4,238,027		REMIC 3134 FA, 0.452%, 3/15/2036	4,240,671
2,349,360		REMIC 3241 FM, 0.532%, 11/15/2036	2,356,900
2,782,311		REMIC 3305 BF, 0.472%, 7/15/2034	2,783,006
1,119,339		REMIC 3323 FB, 0.482%, 5/15/2037	1,119,019
3,339,238		REMIC 3752 FQ, 0.652%, 11/15/2040	3,365,266
3,898,168		REMIC 3922 CF, 0.552%, 4/15/2041	3,902,307
3,752,420		REMIC 3924 MF, 0.651%, 9/15/2041	3,769,497
847,965		REMIC 4077 MF, 0.652%, 7/15/2042	858,513
		TOTAL	22,395,179
		Federal National Mortgage Association—3.4%
4,481,085		REMIC 2005-104 NF, 0.452%, 3/25/2035	4,490,558
1,186,920		REMIC 2006-111 FA, 0.532%, 11/25/2036	1,191,625
4,903,262		REMIC 2006-115 EF, 0.571%, 12/25/2036	4,918,616
503,097		REMIC 2010-134 BF, 0.582%, 10/25/2040	504,757
867,699		REMIC 2010-135 FP, 0.552%, 12/25/2040	869,603
2,580,762		REMIC 2010-150 FL, 0.702%, 10/25/2040	2,588,519
1,840,596		REMIC 2012-135 FA, 0.452%, 11/25/2039	1,831,798
4,809,337		REMIC 2012-99 FB, 0.532%, 9/25/2042	4,819,050
1,250,047		REMIC 2013-2 QF, 0.652%, 2/25/2043	1,252,407
		TOTAL	22,466,933
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,410,344)	45,467,578
		FLOATING RATE LOANS—9.6%
3,390,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	3,402,899
4,975,000		Allegion US Holdings Co., Inc., Term Loan—1st Lien, 2.480%, 9/27/2020	4,984,353
1,995,000		Aramark Corp., Term Loan—1st Lien, 2.734%, 9/7/2019	1,984,028
6,229,414		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,195,931
1,343,250		Ardagh Holdings USA, Inc., Term Loan—1st Lien, 4.25%, 12/17/2019	1,349,966

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
$2,500,000		Avago Technologies Ltd., Term Loan—1st Lien, 3.75%, 5/6/2021	$2,510,650
1,995,000		Berry Plastics Group, Inc., Term Loan—1st Lien, 3.75%, 1/6/2021	1,990,920
6,457,431		Charter Communications Operating LLC, Term Loan—1st Lien, 2.515%, 1/3/2021	6,368,189
997,500		Chrysler Group LLC, Term Loan—1st Lien, 3.25%, 12/31/2018	995,734
571,428		Custom Sensors & Technologies, Inc., Term Loan - 1st Lien, 0.231%, 6/19/2021	575,894
2,423,925		Darling Ingredients, Inc., Term Loan—1st Lien, 3.25%, 1/8/2021	2,427,682
1,000,000		Delos Finance Sarl, Term Loan—1st Lien, 3.50%, 3/6/2021	1,001,145
1,346,935		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,348,053
344,565		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	344,851
285,714		Hillman Group, Inc., Term Loan - 1st Lien, 3.735%, 6/30/2021	287,321
3,147,686		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/25/2020	3,146,112
2,990,239		Hologic, Inc., Term Loan—1st Lien, 3.25%, 8/1/2019	2,991,868
5,970,000		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	5,974,836
718,958		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.151%, 4/15/2021	723,599
1,000,000		Nuveen Investments, Inc., Term Loan—2nd Lien, 6.50%, 2/28/2019	1,011,425
248,750		Oxea SARL, Term Loan—1st Lien, 4.25%, 12/6/2019	249,761
1,709,790		PVH Corp., Term Loan—1st Lien, 2.727%, 2/13/2020	1,724,178
495,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	494,847
2,798,718		Seminole Tribe of Florida, Term Loan—1st Lien, 2.230%, 10/11/2017	2,810,976
397,500		Tesoro Corp., Term Loan—1st Lien, 2.401%, 5/30/2016	399,488
1,500,000		Vantiv LLC, Term Loan - 1st Lien, 3.75%, 6/13/2021	1,515,000
6,500,000		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/7/2020	6,487,650
500,000		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	501,250
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $63,711,967)	63,798,606
		INVESTMENT COMPANIES—66.4%[3]
35,080,084		Federated Bank Loan Core Fund	358,518,459
6,333,514	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	6,333,514
8,249,244		Federated Project and Trade Finance Core Fund	79,357,730
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $445,584,267)	444,209,703
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $673,181,278)[5]	673,515,112
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(4,490,884)
		TOTAL NET ASSETS—100%	$669,024,228
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Notes 5-Year Short Futures	160	$19,113,750	September 2014	$17,140
[7]United States Treasury Notes 10-Year Short Futures	155	$19,401,641	September 2014	$(18,083)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(943)
The average notional value of short futures contracts held by the Fund throughout the period was $35,971,934. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $56,888,349, which represented 8.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $56,888,349, which represented 8.5% of total net assets.

3	Affiliated holdings.
4	7-day net yield.
5	At June 30, 2014, the cost of investments for federal tax purposes was $673,585,724. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $70,612. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,692,466 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,763,078.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,102,355	$—	$2,102,355
Corporate Bonds	—	113,746,065	—	113,746,065
Asset-Backed Securities	—	4,190,805	—	4,190,805
Collateralized Mortgage Obligations	—	45,467,578	—	45,467,578
Floating Rate Loans	—	63,798,606	—	63,798,606
Investment Companies[1]	364,851,973	79,357,730	—	444,209,703
TOTAL SECURITIES	$364,851,973	$308,663,139	$—	$673,515,112
OTHER FINANCIAL INSTRUMENTS[2]	$(943)	$—	$—	$(943)
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—84.1%
		Federal Home Loan Mortgage Corporation—29.6%
$11,047,724		3.000%, 8/1/2043	$10,899,702
30,259,408		3.500%, 4/1/2042 - 9/1/2043	31,109,372
21,969,405		4.000%, 8/1/2025 - 1/1/2042	23,291,522
25,142,464		4.500%, 2/1/2024 - 9/1/2041	27,230,912
13,411,818		5.000%, 7/1/2020 - 10/1/2039	14,850,202
16,184,910		5.500%, 3/1/2021 - 9/1/2037	18,130,185
95,798		6.000%, 10/1/2017 - 2/1/2032	108,372
1,138,590		6.500%, 10/1/2037 - 10/1/2038	1,275,855
437,609		7.000%, 12/1/2031	511,643
655,769		7.500%, 1/1/2021 - 8/1/2031	773,628
		TOTAL	128,181,393
		Federal National Mortgage Association—48.6%
16,581,953		2.500%, 5/1/2028	16,870,843
42,139,924	[1]	3.500%, 8/1/2042 - 7/1/2044	43,376,950
59,735,210		4.000%, 12/1/2031 - 6/1/2044	63,581,716
27,826,427	[1]	4.500%, 12/1/2019 - 7/1/2044	30,102,034
19,276,080		5.000%, 1/1/2024 - 1/1/2040	21,390,232
3,916,672		5.500%, 9/1/2034 - 9/1/2037	4,393,154
22,811,200		6.000%, 10/1/2028 - 4/1/2038	25,880,250
3,374,296		6.500%, 6/1/2029 - 8/1/2037	3,802,260
631,643		7.000%, 8/1/2028 - 1/1/2032	735,262
1,938		7.500%, 1/1/2030	2,315
810		11.750%, 10/1/2015	850
123		13.000%, 8/1/2015	130
		TOTAL	210,135,996
		Government National Mortgage Association—5.9%
16,026,572		3.500%, 12/15/2040	16,669,511
5,232,968		5.000%, 11/20/2038 - 9/20/2039	5,811,641
986,453		5.500%, 12/20/2038	1,098,393
805,875		6.000%, 9/20/2038	902,428
823,814		7.500%, 12/15/2023 - 7/15/2030	974,742
91,647		8.250%, 10/15/2030	112,512
52,295		8.375%, 8/15/2030	60,328
77		11.250%, 9/20/2015	81
		TOTAL	25,629,636
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $345,082,999)	363,947,025
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.4%
		Non-Agency Mortgage-Backed Securities—6.4%
2,218,582		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,076,923
794,013		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	697,309
2,662,426	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,630,401
5,334,685	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	5,125,638
1,054,329		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,046,366
1,750,715		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,642,524
228,419	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	195,801
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$3,832,707	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	$67,456
119,002		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	118,066
471,973		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	481,543
1,337,943		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,363,780
1,768,977		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,778,963
4,606,088		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,322,730
3,163,145	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,270,973
1,003,763	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	96,060
3,037,871		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,711,663
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,038,827)	27,626,196
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.3%
		Agency Commercial Mortgage-Backed Securities—2.9%
6,696,949		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	6,724,030
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,991,638
2,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	2,813,454
		TOTAL	12,529,122
		Non-Agency Commercial Mortgage-Backed Securities—4.4%
5,446,476	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,687,608
3,864,595	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,954,099
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,044,560
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,280,623
		TOTAL	18,966,890
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,014,087)	31,496,012
		REPURCHASE AGREEMENTS—7.5%
8,522,000		Interest in $450,000,000 joint repurchase agreement 0.10%, dated 6/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $450,001,250 on 7/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $463,312,988.	8,522,000
24,080,000	[5,6]	Interest in $160,000,000 joint repurchase agreement 0.08%, dated 6/12/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,011,378 on 7/14/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2044 and the market value of those underlying securities was $164,005,300.	24,080,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	32,602,000
		TOTAL INVESTMENTS—105.3% (IDENTIFIED COST $437,737,913)[7]	455,671,233
		OTHER ASSETS AND LIABILITIES - NET—(5.3)%[8]	(23,130,623)
		TOTAL NET ASSETS—100%	$432,540,610
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[9]United States Treasury Long Bond Short Futures	16	$2,195,000	September 2014	$(762)
[9]United States Treasury Notes 5-Year Short Futures	36	$4,300,594	September 2014	$5,825
[9]United States Treasury Notes 10-Year Short Futures	100	$12,517,188	September 2014	$31,025
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$36,088
The average notional value of short futures contracts held by the Fund throughout the period was $4,835,947. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
2

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $34,113,751, which represented 7.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2014, these liquid restricted securities amounted to $33,754,434, which represented 7.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$192,107	$195,801
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$115,671	$67,456
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$499,471	$96,060
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2014, the cost of investments for federal tax purposes was $437,737,913. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $17,933,320. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,715,676 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,782,356.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$363,947,025	$—	$363,947,025
Collateralized Mortgage Obligations	—	27,266,879	359,317	27,626,196
Commercial Mortgage-Backed Securities	—	31,496,012	—	31,496,012
Repurchase Agreements	—	32,602,000	—	32,602,000
TOTAL SECURITIES	$—	$455,311,916	$359,317	$455,671,233
OTHER FINANCIAL INSTRUMENTS*	$36,088			$36,088
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014